UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 ALLIANCEBERNSTEIN GREATER CHINA `97 FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

Company                                                  Shares    U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 93.3%

Finance - 21.5%
Banking - Money Center - 1.3%
Chinatrust Financial Holding Co., Ltd.                   635,494    $   521,652
HSBC Holdings Plc.                                        23,400        402,496
                                                                    -----------
                                                                        924,148
                                                                    -----------
Banking - Regional - 5.1%
China Construction Bank Cl. H (a) (b)                  6,545,000      2,829,444
Wing Hang Bank, Ltd.                                      52,500        487,534
Wing Lung Bank, Ltd.                                      40,000        380,483
                                                                    -----------
                                                                      3,697,461
                                                                    -----------
Brokerage & Money Management - 2.0%
Hong Kong Exchanges & Clearing, Ltd.                     200,000      1,437,610
                                                                    -----------
Insurance - 4.7%
Cathay Financial Holding Co., Ltd.                       600,000      1,343,646
Cathay Financial Holding Co., Ltd. (GDR) (b)               4,200         94,584
China Life Insurance Co., Ltd. Cl. H (a)               1,500,000      2,020,037
                                                                    -----------
                                                                      3,458,267
                                                                    -----------
Real Estate -  7.0%
Cheung Kong (Holdings), Ltd.                             160,000      1,804,350
Hongkong Land Holdings, Ltd.                             340,000      1,332,800
Hopewell Holdings, Ltd.                                  320,000        936,891
Sino Land Co., Ltd.                                      622,000      1,035,338
                                                                    -----------
                                                                      5,109,379
                                                                    -----------
Miscellaneous - 1.4%
Melco International Development, Ltd.                    456,000      1,022,952
                                                                    -----------
                                                                     15,649,817
                                                                    -----------
Multi-Industry - 15.5%
China Resources Enterprise, Ltd.                         458,000        980,394
Citic Pacific, Ltd.                                      285,000      1,025,214
Jardine Matheson Holdings, Ltd.                           30,000        543,816
Lifestyle International Holdings, Ltd.                   949,000      1,597,448
NWS Holdings, Ltd.                                       528,132        963,856
Shandong Weigao Group Medical Polymer Co.,
   Ltd. Cl. H                                          6,980,000      3,736,087
Swire Pacific, Ltd. Cl. A                                187,500      1,918,247
TPV Technology, Ltd.                                     500,000        541,950
                                                                    -----------
                                                                     11,307,012
                                                                    -----------
Technology - 14.5%
Communication Equipment - 0.6%
Solomon Systech International, Ltd.                    1,000,000        445,101
                                                                    -----------

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

Computer Peripherals - 2.5%
Foxconn Technology Co., Ltd.                             157,000    $ 1,179,115
Lite-On Technology Corp.                                 427,000        674,425
                                                                    -----------
                                                                      1,853,540
                                                                    -----------
Contract Manufacturing - 2.6%
Hon Hai Precision Industry Co., Ltd.                     282,396      1,907,842
                                                                    -----------
Semiconductor Components - 8.8%
Advanced Semiconductor Engineering, Inc.                 669,000        790,490
Taiwan Semiconductor Manufacturing Co., Ltd.           2,649,011      5,600,609
                                                                    -----------
                                                                      6,391,099
                                                                    -----------
                                                                     10,597,582
                                                                    -----------
Energy - 11.4%
International - 4.9%
China Petroleum and Chemical Corp. (Sinopec) Cl. H     1,672,000      1,069,732
CNOOC, Ltd.                                            3,000,000      2,469,632
                                                                    -----------
                                                                      3,539,364
                                                                    -----------
Oil Service - 6.5%
China Oilfield Services, Ltd. Cl. H                    2,500,000      1,380,154
PetroChina Co., Ltd. Cl. H                             3,000,000      3,354,120
                                                                    -----------
                                                                      4,734,274
                                                                    -----------
                                                                      8,273,638
                                                                    -----------
Basic Industry - 8.2%
Chemicals - 1.9%
China Merchants Holdings International Co., Ltd.         398,000      1,358,702
                                                                    -----------
Mining & Metals - 5.2%
Aluminum Corp. of China, Ltd. Cl. H                      800,000        786,163
Angang New Steel Co., Ltd. Cl. H (a)                   1,000,000        869,746
China Shenhua Energy Co., Ltd. Cl. H                     756,500      1,368,819
China Steel Corp.                                        775,000        757,156
                                                                    -----------
                                                                      3,781,884
                                                                    -----------
Miscellaneous - 1.1%
Taiwan Green Point Enterprises, Co., Ltd.                287,000        829,355
                                                                    -----------
                                                                      5,969,941
                                                                    -----------
Consumer Services - 7.0%
Cellular Communications - 4.4%
China Mobile (Hong Kong), Ltd.                           565,000      3,268,828
                                                                    -----------
Retail - General Merchandise - 1.1%
Esprit Holdings, Ltd.                                    100,000        798,371
                                                                    -----------
Miscellaneous - 1.5%
Li & Fung, Ltd.                                          450,000      1,067,306
                                                                    -----------
                                                                      5,134,505
                                                                    -----------
Capital Goods - 4.0%
Electrical Equipment - 2.8%
AU Optronics Corp.                                       747,740      1,230,284
Techtronic Industries Co., Ltd.                          494,000        828,662
                                                                    -----------
                                                                      2,058,946
                                                                    -----------

                                                       Shares or
                                                       Principal
                                                         Amount
Company                                                  (000)     U.S. $ Value
--------------------------------------------------------------------------------

Machinery - 1.2%
Harbin Power Equipment Co., Ltd. Cl. H                 1,000,000    $   908,955
                                                                    -----------
                                                                      2,967,901
                                                                    -----------
Transportation - 4.5%
Shipping - 0.3%
Dalian Port (PDA) Co., Ltd. (a)                          348,000        194,124
                                                                    -----------
Miscellaneous - 4.2%
Shun Tak Holdings, Ltd.                                1,536,000      1,951,594
Sinotrans, Ltd. Cl. H                                  1,800,000        621,815
Zhejiang Expressway Co., Ltd. Cl. H                      800,000        485,316
                                                                    -----------
                                                                      3,058,725
                                                                    -----------
                                                                      3,252,849
                                                                    -----------
Consumer Staples - 3.5%
Beverages - 0.7%
Tsingtao Brewery Co., Ltd. Cl. H                         450,000        519,241
                                                                    -----------
Food - 1.2%
China Mengniu Dairy Co., Ltd.                            742,000        847,032
                                                                    -----------
Retail - Food & Drug - 1.6%
Lianhua Supermarket Holdings, Ltd. Cl. H               1,000,000      1,167,245
                                                                    -----------
                                                                      2,533,518
                                                                    -----------
Consumer Manufacturing - 1.6%
Miscellaneous - 1.6%
Largan Precision Co., Ltd.                                40,000        841,482
Skyworth Digital Holdings, Ltd.                        2,000,000        296,648
                                                                    -----------
                                                                      1,138,130
                                                                    -----------
Health Care - 0.9%
Medical Products - 0.9%
Tong Ren Tang Technologies Co., Ltd. Cl. H               300,000        665,523
                                                                    -----------
Utilities - 0.7%
Telephone Utility - 0.7%
China Telecom Corp., Ltd. Cl. H                        1,474,000        515,414
                                                                    -----------
Total Common Stocks
   (cost $44,605,887)                                                68,005,830
                                                                    -----------
SHORT-TERM INVESTMENT - 7.4%
Time Deposit - 7.4%
BNP
   4.78%, 5/01/06
   (cost $5,400,000)                                  $    5,400      5,400,000
                                                                    -----------

Total Investments - 100.7%
   (cost $50,005,887)                                               $73,405,830
Other assets less liabilities - (0.7%)                                 (532,783)
                                                                    -----------
Net Assets - 100%                                                   $72,873,047
                                                                    ===========

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate market value of these securities amounted to $2,924,028 or 4.0% of net assets.

     Glossary:

     GDR - Global Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     COUNTRY BREAKDOWN*

 58.9%   Hong Kong
 21.5%   Taiwan
 12.3%   China
  7.3%   Short-Term
-----
100.0%   Total Investments

* All data are as of April 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Greater China `97 Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


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